Exhibit 99.1

World Omni Auto Receivables Trust 2020-A
Monthly Servicer Certificate
March 31, 2022

Dates Covered
Collections Period	03/01/22 - 03/31/22
Interest Accrual Period	03/15/22 - 04/14/22
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/22	322,182,893.79	19,368
Yield Supplement Overcollateralization Amount 02/28/22	8,322,018.41	0
Receivables Balance 02/28/22	330,504,912.20	19,368
Principal Payments	16,410,120.93	451
Defaulted Receivables	320,191.42	15
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/22	7,717,820.86	0
Pool Balance at 03/31/22	306,056,778.99	18,902

Pool Statistics	$ Amount	# of Accounts
Pool Factor	35.88%
Prepayment ABS Speed	1.50%
Aggregate Starting Principal Balance	874,456,597.95	31,561

Delinquent Receivables:
Past Due 31-60 days	2,931,814.33	136
Past Due 61-90 days	702,439.19	31
Past Due 91-120 days	88,671.15	5
Past Due 121+ days	0.00	0
Total	3,722,924.67	172

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.19%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.25%
Delinquency Trigger Occurred	NO

Recoveries	325,505.83
Aggregate Net Losses/(Gains) - March 2022	(5,314.41)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.02%
Prior Net Losses/(Gains) Ratio	0.09%
Second Prior Net Losses/(Gains) Ratio	0.33%
Third Prior Net Losses/(Gains) Ratio	0.27%
Four Month Average	0.17%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.57%

Overcollateralization Target Amount	4,184,394.91
Actual Overcollateralization	4,184,394.91
Weighted Average Contract Rate	4.20%
Weighted Average Contract Rate, Yield Adjusted	5.91%
Weighted Average Remaining Term	39.03

Flow of Funds	$ Amount
Collections	17,858,340.90
Investment Earnings on Cash Accounts	305.65
Servicing Fee	(275,420.76)
Transfer to Collection Account	-
Available Funds	17,583,225.79

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	265,299.71
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	30,132.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	17,165.33
(7) Noteholders' Third Priority Principal Distributable Amount	11,941,719.89
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,184,394.91
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,144,513.95

Total Distributions of Available Funds	17,583,225.79

Servicing Fee	275,420.76
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	797,110,000.00
Original Class B	25,110,000.00
Original Class C	12,560,000.00

Total Class A, B, & C
Note Balance @ 03/15/22	317,998,498.88
Principal Paid	16,126,114.80
Note Balance @ 04/15/22	301,872,384.08

Class A-1
Note Balance @ 03/15/22	0.00
Principal Paid	0.00
Note Balance @ 04/15/22	0.00
Note Factor @ 04/15/22	0.0000000%

Class A-2a
Note Balance @ 03/15/22	0.00
Principal Paid	0.00
Note Balance @ 04/15/22	0.00
Note Factor @ 04/15/22	0.0000000%

Class A-2b
Note Balance @ 03/15/22	0.00
Principal Paid	0.00
Note Balance @ 04/15/22	0.00
Note Factor @ 04/15/22	0.0000000%

Class A-3
Note Balance @ 03/15/22	203,418,498.88
Principal Paid	16,126,114.80
Note Balance @ 04/15/22	187,292,384.08
Note Factor @ 04/15/22	68.2552420%

Class A-4
Note Balance @ 03/15/22	76,910,000.00
Principal Paid	0.00
Note Balance @ 04/15/22	76,910,000.00
Note Factor @ 04/15/22	100.0000000%

Class B
Note Balance @ 03/15/22	25,110,000.00
Principal Paid	0.00
Note Balance @ 04/15/22	25,110,000.00
Note Factor @ 04/15/22	100.0000000%

Class C
Note Balance @ 03/15/22	12,560,000.00
Principal Paid	0.00
Note Balance @ 04/15/22	12,560,000.00
Note Factor @ 04/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	312,597.04
Total Principal Paid	16,126,114.80
Total Paid	16,438,711.84

Class A-1
Coupon	1.04922%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.02000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.39657%
Coupon	0.68657%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.10000%
Interest Paid	186,466.96
Principal Paid	16,126,114.80
Total Paid to A-3 Holders	16,312,581.76

Class A-4
Coupon	1.23000%
Interest Paid	78,832.75
Principal Paid	0.00
Total Paid to A-4 Holders	78,832.75

Class B
Coupon	1.44000%
Interest Paid	30,132.00
Principal Paid	0.00
Total Paid to B Holders	30,132.00

Class C
Coupon	1.64000%
Interest Paid	17,165.33
Principal Paid	0.00
Total Paid to C Holders	17,165.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3744664
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.3178021
Total Distribution Amount	19.6922685

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.6795443
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	58.7686399
Total A-3 Distribution Amount	59.4481842

A-4 Interest Distribution Amount	1.0250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.0250000

B Interest Distribution Amount	1.2000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2000000

C Interest Distribution Amount	1.3666664
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.3666664

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	740.52
Noteholders' Principal Distributable Amount	259.48

Account Balances	$ Amount
Reserve Account
Balance as of 03/15/22	2,092,197.46
Investment Earnings	239.11
Investment Earnings Paid	(239.11)
Deposit/(Withdrawal)	-
Balance as of 04/15/22	2,092,197.46
Change	-

Required Reserve Amount	2,092,197.46

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$866,527.12	$1,007,585.82	$1,535,765.70
Number of Extensions	44	51	67
Ratio of extensions to Beginning of Period Receivables Balance	0.26%	0.29%	0.42%